Operating Expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
Accounting policies

Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 22).

Accounting policies for research and development expenses are described in Note 5.

16.1 Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Purchases, sub-contracting and other expenses	(12,734)	(16,804)	(11,358)
Payroll costs (including share-based payments)	(10,306)	(11,980)	(9,002)
Depreciation, amortization and provision expenses(1)	(1,290)	(1,627)	(534)
Total research and development expenses	(24,330)	(30,411)	(20,893)
(1)see note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses decreased by €4.1 million, or 24% for the year ended December 31, 2020 as compared with the same period in 2019. This reflects the Company’s endeavor to decrease costs while maintaining clinical trials development during the COVID-19 pandemic.

Payroll costs decreased by €1,674 thousand, or 14% for the year ended December 31, 2020 as compared with the same period in 2019. This variation is mainly due to a decrease of 15 R&D staff from 81 as of December 31, 2019 to 66 as of December 31, 2020.

As of December 31, 2019, the Company’s workforce amounted to 81 research and development staff, including two additional positions created during the year ended December 31, 2019 and 79 research and development staff, including 18 additional positions created during the year ended December 31, 2018.

The impact of share-based payments (excluding employer’s contribution) on research and development expenses amounted to €629 thousand in 2020 as compared with €902 thousand in 2019 and €347 thousand in 2018.

16.2 Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Purchases, fees and other expenses	(6,482)	(9,435)	(5,918)
Payroll costs (including share-based payments)	(7,789)	(9,205)	(6,701)
Depreciation, amortization and provision expenses (1)	(340)	(270)	(35)
Total SG&A expenses	(14,611)	(18,909)	(12,653)
(1)see note 16.4 Depreciation, amortization and provision expenses

In 2020, purchases, fees and other expenses decreased by €2,816 thousand, or 30% for the years ended December 31, 2020 as compared with the same period in 2019. This variation reflects two main impacts, first the fact that as of December 31, 2019, the €1,030 thousand transaction costs related to the initial public offering, initially recorded as a reduction to premiums related to share capital, were written off as the Company decided to delay its plans to conduct a registered public offering. The second main impact relates to the COVID-19 pandemic, namely the Company’s endeavor to decrease selling, general and administrative costs such as project consulting fees because of the COVID-19 pandemic.

In 2019, the increase in Rent, fees and other expenses by €3.5 million in comparison with 2018 resulted mainly from:

•the €1.5 million of transaction costs related to the U.S. initial public offering, of which €1.0 million were recorded in 2018 and €507 thousand in 2019 as a reduction of premiums related to share capital and then reversed to SG&A expenses upon the determination by management in 2019 that the offering would be delayed;
•the €0.5 million increase in general consulting fees mostly related to market access; and
•the increase in recruitment fees, communication agency fees and legal fees for €0.4 million, €0.4 million and €0.3 million, respectively.
These increases in fees and other expenses were partially offset by the decrease in rental expenses following the application of IFRS 16 for the year ended December 31, 2019.

Payroll costs decreased by €1.4 million or 15% in 2020, due to the reversal of a provision for employer’s contribution following the acquisition by beneficiaries of their free shares.

As of December 31, 2020, the Company’s workforce amounted to 24 SG&A staff in comparison with a Company’s workforce of 29 SG&A staff, including 6 additional positions created during the year ended December 31, 2019 and a Company’s workforce of 23 SG&A staff, including 3 additional positions created during the year ended December 31, 2018.

The impact of share-based payments (excluding employer’s contribution) on SG&A expenses amounted to €2.3 million, as compared with €3.4 million in 2019 and €1.5 million in 2018.

Note 16.3 Payroll costs

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Wages and salaries	(11,141)	(11,876)	(9,501)
Payroll taxes	(3,953)	(4,913)	(4,279)
Share-based payments	(2,924)	(4,320)	(1,867)
Retirement benefit obligations	(76)	(76)	(55)
Total payroll costs	(18,094)	(21,185)	(15,703)
Average headcount	97	112	94
End-of-period headcount	90	110	102
As of December 31, 2020, the Company’s workforce totaled 90 employees, compared with 110 December 31, 2019 and 102 as of December 31, 2018.

In 2020, wages, salaries and payroll costs, together, amounted to €15.1 million as compared with €16.8 million in 2019. This is mainly due to a decrease in staff over the period because of the COVID 19 pandemic and to the reversal of a provision related to employer’s contribution following the exercise by beneficiaries of their right to free shares.

In 2019, wages and salaries and payroll taxes, together, reached €16.8 million due to the Company's growth and a related increase in the number of employees during the year ended December 31, 2019, together with the impact of its compensation policy. In comparison, wages and salaries and payroll taxes, together, reached €13.8 million for the year ended December 31, 2018.

In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €2.9 million for the year ended December 31, 2020, as compared with €4.3 million as of December 31, 2019 and €1.9 million as of December 31, 2018 (see Note 17).

Note 16.4 Depreciation, amortization and provision expenses

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2020
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(152)	(23)	(176)
Amortization expense of tangible assets	(1,250)	(329)	(1,579)
Utilization of provision for disputes	145	—	145
Provision for charges	—	(40)	(40)
Reversal of provision for disputes	—	19	19
Total depreciation, amortization and provision expenses	(1,257)	(373)	(1,630)

	For the year ended December 31, 2019
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(289)	(3)	(292)
Depreciation expense of property, plant and equipment	(1,208)	(270)	(1,478)
Utilization of provision for charges	—	55	55
Provision for charges	(112)	(52)	(164)
Total depreciation, amortization and provision expenses	(1,609)	(270)	(1,879)

	For the year ended December 31, 2018
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(90)	—	(90)
Depreciation expense of property, plant and equipment	(444)	(85)	(529)
Utilization of provision for charges	—	50	50
Total depreciation, amortization and provision expenses	(534)	(35)	(569)